Note 22 - Capital Adequacy (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
(In thousands of dollars)	Actual		Minimum Required For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total Capital to Risk Weighted Assets
Consolidated	$155,135	15.99%	$77,618	8.00%	$97,023	10.00%
Firstbank – Alma	33,195	15.81%	16,797	8.00%	20,997	10.00%
Firstbank – Mt. Pleasant	37,816	12.74%	23,748	8.00%	29,685	10.00%
Firstbank – West Branch	23,021	14.01%	13,144	8.00%	16,430	10.00%
Keystone Community Bank	28,641	15.78%	14,521	8.00%	18,151	10.00%
Firstbank – West Michigan	15,226	12.83%	9,493	8.00%	11,866	10.00%

Tier 1 (Core) Capital to Risk Weighted Assets
Consolidated	$142,884	14.73%	$38,809	4.00%	$58,214	6.00%
Firstbank – Alma	30,541	14.55%	8,399	4.00%	12,598	6.00%
Firstbank – Mt. Pleasant	34,097	11.49%	11,874	4.00%	17,811	6.00%
Firstbank – West Branch	20,945	12.75%	6,572	4.00%	9,858	6.00%
Keystone Community Bank	26,333	14.51%	7,260	4.00%	10,891	6.00%
Firstbank – West Michigan	13,729	11.57%	4,746	4.00%	7,119	6.00%

Tier 1 (Core) Capital to Average Assets
Consolidated	$142,884	9.71%	$58,854	4.00%	$73,568	5.00%
Firstbank – Alma	30,541	8.15%	14,998	4.00%	18,748	5.00%
Firstbank – Mt. Pleasant	34,097	8.12%	16,765	4.00%	20,994	5.00%
Firstbank – West Branch	20,945	8.55%	9,803	4.00%	12,253	5.00%
Keystone Community Bank	26,333	11.61%	9,072	4.00%	11,340	5.00%
Firstbank – West Michigan	13,729	7.29%	7,538	4.00%	9,422	5.00%
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to Risk Weighted Assets
Consolidated	$163,919	16.55%	$79,233	8.00%	$99,041	10.00%
Firstbank – Alma	32,595	15.02%	17,358	8.00%	21,698	10.00%
Firstbank – Mt. Pleasant	37,793	13.05%	23,165	8.00%	28,957	10.00%
Firstbank – West Branch	22,843	13.39%	13,649	8.00%	17,062	10.00%
Keystone Community Bank	26,838	14.03%	15,299	8.00%	19,123	10.00%
Firstbank – West Michigan	20,035	16.95%	9,454	8.00%	11,818	10.00%

Tier 1 (Core) Capital to Risk Weighted Assets
Consolidated	$151,473	15.29%	$39,616	4.00%	$59,425	6.00%
Firstbank – Alma	29,855	13.76%	8,679	4.00%	13,019	6.00%
Firstbank – Mt. Pleasant	34,168	11.80%	11,583	4.00%	17,374	6.00%
Firstbank – West Branch	20,693	12.13%	6,825	4.00%	10,237	6.00%
Keystone Community Bank	24,416	12.77%	7,649	4.00%	11,474	6.00%
Firstbank – West Michigan	18,533	15.68%	4,727	4.00%	7,091	6.00%

Tier 1 (Core) Capital to Average Assets
Consolidated	$151,473	10.30%	$58,840	4.00%	$73,551	5.00%
Firstbank – Alma	29,855	8.22%	14,536	4.00%	18,170	5.00%
Firstbank – Mt. Pleasant	34,168	8.31%	16,443	4.00%	20,554	5.00%
Firstbank – West Branch	20,693	8.39%	9,871	4.00%	12,338	5.00%
Keystone Community Bank	24,416	10.09%	9,680	4.00%	12,100	5.00%
Firstbank – West Michigan	18,533	9.72%	7,625	4.00%	9,531	5.00%